Borrowings- Short term borrowings (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 USD ($)	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)
Borrowings
Current	£ 656	£ 437
Borrowings	£ 9,456	10,440
Commercial paper
Borrowings
Current		302
Borrowings		£ 302
Commercial paper | Euro
Borrowings
Nominal value				£ 2,000
Commercial paper | USD
Borrowings
Nominal value | $					$ 10,000
Commercial paper | Weighted Average
Borrowings
Interest rate	0.00%	3.23%	0.00%
Short-term bank loans
Borrowings
Borrowings	£ 10	£ 18
Short-term bank loans | Weighted Average
Borrowings
Interest rate	7.80%	6.70%	7.80%
Pre-Separation Programme Notes | USD
Borrowings
Current	£ 548	£ 0	$ 700
Short-term notes in issue
Borrowings
Average effective pre-swap interest rate	3.02%	0.00%